Fair Value Measurements - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in the trust account	$ 49,179,344	$ 313,913,217	$ 309,450,720
Cash [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets held in the trust account	49,179,344
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3			4,288,207
Fair Value Measurement With Unobservable Inputs Reconciliation Liability Transfers From Level1 To Level3	$ 1,031,502	$ 1,031,502
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3			$ 10,521,324